August 28, 2023

VIA EDGAR

United States Securities and Exchange Commission
Division of Corporation Finance
Office of Technology
100 F Street, N.E. Washington, D.C. 20549

Dear Sirs/Mesdames:

Re:	FingerMotion, Inc. Form 10-K for the Fiscal Year Ended February 28, 2023 Supplemental Submission Pursuant to Item 9C(a) of Form 10-K SEC File No. 001-41187

FingerMotion, Inc. (the “Company”) is submitting via EDGAR the following information under Item 9C(a) of Form 10-K, pursuant to the Staff Statement on the Holding Foreign Companies Accountable Act (the “HFCAA”) and the Consolidated Appropriations Act, 2023, in relation to the Company’s annual report on Form 10-K for the fiscal year ended February 28, 2023 (the “Annual Report”).

The Company’s registered public accounting firm for the fiscal year ended February 28, 2023, Centurion ZD CPA & Co., is headquartered in Hong Kong, a Special Administrative Region and dependency of the People’s Republic of China (the “PRC”). On December 16, 2021, the Public Accounting Oversight Board (the “PCAOB”) determined that it was unable to inspect or investigate completely registered public accounting firms headquartered in the PRC and Hong Kong, and, on June 30, 2022, the Company was conclusively identified by the United States Securities and Exchange Commission (the “SEC”) under the HFCAA as having filed audit reports issued by a registered public accounting firm that cannot be inspected or investigated completely by the PCAOB. The PCAOB subsequently vacated its initial determinations as to registered public accounting firms headquartered in the PRC or Hong Kong on December 15, 2022.

In response to Item 9C(a) of Form 10-K, the Company believes that the following information establishes that it is not owned or controlled by a governmental entity in Hong Kong or the PRC.

Based on an examination of the Company’s register of shareholders and public filings made by its shareholders, including beneficial ownership reports filed in respect of the Company’s common stock pursuant to the United States

Hong Kong Office Unit 912, 9/F, Two Harbourfront 22 Tak Fung Street, HungHom Kowloon, Hong Kong	New York Office 1460 Broadway New York, NY 10036, USA	Singapore Office 111 Somerset Road, Level 3 Singapore 238164	Telephone: (347) 349-5339 www.fingermotion.com

Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company has determined that to its knowledge, no person who beneficially owns more than five percent of the Company’s common stock (as determined pursuant to Rule 13d-3 under the Exchange Act) is (a) a representative of any government entity in the PRC or Hong Kong, or (b) an official of the Chinese Communist Party.

As of the date hereof, the directors, officers and senior management of the Company consist of: Martin J. Shen, Chief Executive Officer; Yew Hon Lee, Chief Financial Officer; Yew Poh Leong, Director; Michael Chan, Director, Hsien Loong Wong, Director, Eng Ho Ng, Director; and Li Li, Legal Representative and General Manager of Shanghai JiuGe Information Technology Co. Ltd. (a company existing under the Laws of the PRC over which the Company exercises contractual control). None of these persons is a representative of any government entity in the PRC or Hong Kong, and, to the knowledge of the Company none of these persons is an official of the Chinese Communist Party.

Based on the above, the Company is not owned or controlled by a government entity in the PRC or Hong Kong.

Sincerely,

FingerMotion, Inc.

/s/ Martin J. Shen

Martin J. Shen
Chief Executive Officer